UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2019
to September 30, 2019

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period From April 1, 2019 to September 30, 2019 (Unaudited)

Consolidated Schedule of Investments	1-6
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	12-19
Other Information	20

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2019

Investment Funds (91.47%)	Geographic Region	Cost	Fair Value
Co-Investments (15.96%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	$10,246,367	$10,558,953
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	9,054,894	14,174,793
Carlyle ECI Coinvestment, L.P.(a)(b)	North America	399,251	985,084
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	15,436,999	15,128,981
Carlyle Havasu Coinvestment, L.P.(a)	North America	7,238,961	7,589,315
Carlyle Interlink Coinvestment, L.P.(a)(b)	North America	2,304,478	1,780,205
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	3,098,645	3,008,265
Carlyle PIB Coinvestment, L.P.(a)(b)	Europe	17,315,291	20,850,805
Carlyle RDSL Coinvestment, L.P.(a)(b)	South America	13,609,511	20,955,066
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	9,180,000	10,061,057
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	5,039,925	5,280,210
CEMOF II Master Co-Investment Partners, L.P.(a)	North America	5,667,072	6,290,805
CSP III Canaveral Co-investment (Cayman), L.P.(a)(b)	North America	4,215,561	2,440,769
CSP III Magellan Co-investment (Cayman), L.P.(a)(b)	North America	4,519,908	3,765,029
Nash Coinvestment, L.P.(a)	Africa	8,282,698	9,303,461
Neptune Coinvestment, L.P.(a)	Europe	7,509,284	16,197,725
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	13,994,491	26,187,827
Ripley Cable Holdings I, L.P.(a)(b)	Asia/Pacific	—	64,687
Riverstone Fieldwood Partners, L.P.(a)(b)	North America	7,009,249	615,488
Riverstone Fieldwood Partners-D, L.P.(a)(b)	North America	1,216,629	2,285,516
Total Co-Investments		145,339,214	177,524,041

Primary Investments (35.94%)
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)	North America	29,013,584	31,260,112
Carlyle Asia Growth Partners V, L.P.(a)(b)	Asia/Pacific	6,352,600	7,702,423
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	52,501,056	54,530,967
Carlyle Asia Partners V, L.P.(a)(b)	Asia/Pacific	9,065,421	10,040,970
Carlyle Europe Partners V, L.P.(a)(b)	Europe	16,996,606	13,969,737
Carlyle Europe Technology Partners III, L.P.(a)(b)	Europe	23,023,303	28,329,598
Carlyle Global Financial Services Partners II, L.P.(a)	Global	24,959,702	25,406,050
Carlyle Global Financial Services Partners III, L.P.(a)(b)	Global	6,794,705	7,725,802
Carlyle International Energy Partners II, S.C.Sp.(a)(b)	Global	—	(301,401)
Carlyle International Energy Partners, L.P.(a)	Global	22,008,181	25,236,439
Carlyle Partners VI, L.P.(a)	North America	17,310,853	18,421,462
Carlyle Partners VII, L.P.(a)	North America	45,444,529	38,939,111
Carlyle Property Investors, L.P.(a)	North America	51,075,185	52,389,473
Carlyle Strategic Partners III, L.P.(a)	North America	6,813,634	5,505,079
Carlyle Structured Credit Fund, L.P.(a)	North America	28,725,907	28,727,396
CVC Credit Partners Global Special Situations Fund II SCSP(a)	Europe	—	7,730
Golub Capital Partners 10, L.P.(a)	North America	26,250,000	26,250,000
JLL Partners Fund VII, L.P.(a)(b)	North America	20,940,529	25,715,801
Total Primary Investments		387,275,795	399,856,749

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2019

Investment Funds (91.47%) (Continued)	Geographic Region	Cost	Fair Value
Secondary Investments (39.57%)
Aberdeen Venture Partners IV, L.P.(a)	North America	$—	$263,734
Audax Private Equity Fund, L.P.(a)(b)	North America	—	7,134
BlueCrest Strategic Limited(a)(b)	North America	46,031	120,650
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	136,149	99,426
Caliburn Strategic Fund(a)(b)	Europe	369,280	479,092
Canyon Distressed Opportunity Fund (Cayman), L.P.(a)(b)	North America	—	6,965
Canyon Distressed Opportunity Fund (Delaware) L.P.(a)(b)	North America	—	87,802
Carlyle Asia Growth Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	815	57,984
Carlyle Asia Growth Partners III, L.P.(a)(b)	Asia/Pacific	1,886,007	525,190
Carlyle Asia Growth Partners IV Coinvestment, L.P.(a)	Asia/Pacific	331,447	100,241
Carlyle Asia Growth Partners IV, L.P.(a)	Asia/Pacific	23,187,383	11,362,756
Carlyle Asia Partners II Coinvestment, L.P.(a)	Asia/Pacific	298,215	26,370
Carlyle Asia Partners II, L.P.(a)(b)	Asia/Pacific	127,118	247,788
Carlyle Asia Partners III Coinvestment, L.P.(a)	Asia/Pacific	944,826	203,017
Carlyle Asia Partners III, L.P.(a)	Asia/Pacific	4,030,210	2,742,137
Carlyle Asia Partners IV Access Fund, L.L.C.(a)	Asia/Pacific	4,216,979	4,203,747
Carlyle Asia Partners IV, L.P.(a)	Asia/Pacific	1,933,122	1,817,557
Carlyle Asia Structured Credit Opportunities Fund, L.P.(a)	Asia/Pacific	2,156,959	2,137,446
Carlyle Cardinal Ireland Fund, L.P.(a)(b)	Europe	507,532	707,595
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)	North America	7,230,025	3,404,628
Carlyle Europe Partners II Coinvestment, L.P.(a)	Europe	758,056	65,104
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II(a)(b)	Europe	184,004	90,695
Carlyle Europe Partners II, L.P.(a)(b)	Europe	2,803,823	1,170,509
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	3,834,190	776,562
Carlyle Europe Partners III, L.P.(a)(b)	Europe	7,030,389	5,327,181
Carlyle Europe Partners IV, L.P.(a)	Europe	931,958	1,049,367
Carlyle Europe Technology Partners II Coinvestment, L.P.(a)(b)	Europe	21,643	5,295
Carlyle Europe Technology Partners Coinvestment, L.P.(a)(b)	Europe	—	26
Carlyle Europe Technology Partners II, L.P.(a)(b)	Europe	—	32,926
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)	Global	236,050	46,887
Carlyle Global Financial Services Partners II, L.P.(a)	Global	5,087,538	6,024,380
Carlyle Global Financial Services Partners, L.P.(a)	Global	6,797,415	4,720,456
Carlyle Infrastructure Partners, L.P.(a)	North America	1,418,216	490,186
Carlyle International Energy Partners, L.P.(a)	Global	5,413,469	5,883,253
Carlyle Japan Partners II Coinvestment, L.P.(a)(b)	Asia/Pacific	238,651	29,328
Carlyle Japan Partners II, L.P.(a)(b)	Asia/Pacific	—	372,452
Carlyle MENA Partners, L.P.(a)	Middle East/North Africa	384,104	397,928
Carlyle Mezzanine Partners II, L.P.(a)	North America	7,568,929	474,942
Carlyle Partners IV Coinvestment, L.P.(a)(b)	North America	149,348	306,475
Carlyle Partners IV, L.P.(a)(b)	North America	2,998,449	4,524,701
Carlyle Partners V Coinvestment (Cayman), L.P.(a)	North America	1,453,305	169,169

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2019

Investment Funds (91.47%) (Continued)	Geographic Region	Cost	Fair Value
Carlyle Partners V Coinvestment, L.P.(a)	North America	$4,460,982	$1,023,081
Carlyle Partners V, L.P.(a)	North America	31,760,414	36,477,556
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	231,630	227,775
Carlyle Partners VI, L.P.(a)	North America	29,764,102	33,752,947
Carlyle Realty Partners V, L.P.(a)	North America	1,327,187	1,436,561
Carlyle Realty Partners VI, L.P.(a)	North America	150,860	126,424
Carlyle South America Buyout Fund, L.P.(a)	South America	3,251,850	4,178,684
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	234,541	152,066
Carlyle Strategic Partners II, L.P.(a)(b)	North America	4,307,082	3,250,835
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	236,440	215,523
Carlyle Strategic Partners III, L.P.(a)	North America	354,304	393,220
Carlyle U.S. Equity Opportunities Fund Coinvestment, L.P.(a)	North America	210,280	338,144
Carlyle U.S. Equity Opportunities Fund II Coinvestment, L.P.(a)(b)	North America	154,769	171,041
Carlyle U.S. Equity Opportunity Fund, L.P.(a)	North America	2,779,742	2,843,848
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)	North America	1,607,572	1,613,573
Carlyle U.S. Growth Fund III, L.P.(a)	North America	—	82,635
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	264,099	109,475
Carlyle Venture Partners III Coinvestment, L.P.(a)(b)	North America	130,476	49,879
Carlyle/Riverstone Global Energy & Power Fund III LP(a)(b)	North America	2,051,520	615,039
Cerberus Institutional Overseas III, Ltd.(a)(b)	North America	—	67,621
Cerberus Institutional Overseas IV, Ltd.(a)(b)	North America	1,621,148	1,876,234
Cerberus Institutional Partners III, L.P.(a)(b)	North America	—	531,957
Cerberus International SPV, Ltd. Class A(a)(b)	North America	2,093,370	2,701,312
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	404,256	1,591,181
Cerberus International, Ltd. Class A(a)(b)	North America	944,966	1,234,975
Euro Wagon II, L.P.(a)	Europe	—	456,497
Forward Ventures IV, L.P.(a)(b)	North America	—	2,926,551
Francisco Partners, LP(a)(b)	North America	83,973	66,619
Garrison Opportunity Fund II A LLC(a)(b)	North America	7,709,702	9,858,382
Garrison Opportunity Fund LLC - Series A(a)(b)	North America	15,529	15,526
Garrison Opportunity Fund LLC - Series C(a)(b)	North America	1,044	2,899
Harbinger Class L Holdings (Cayman), Ltd.(a)(b)	North America	148,676	137,618
Harbinger Class PE Holdings (Cayman), Ltd.(a)(b)	North America	619,493	395,947
Hummer Winblad Venture Partners V, L.P.(a)(b)	North America	—	34,041
JLL Partners Fund V, L.P.(a)(b)	North America	5,440,691	6,321,642
Laverne Buyer Holdings I, LLC(a)(b)	North America	1,992,332	5,209,194
Laverne Buyer Holdings II, LLC(a)(b)	North America	699,311	2,047,438
Laverne Buyer Holdings III, LLC(a)(b)	North America	7,098,214	10,315,695
Laverne Buyer Holdings IV, LLC(a)(b)	North America	—	53,541
Laverne Buyer Holdings V, LLC(a)(b)	North America	2,181,553	3,742,331
Madison Dearborn Capital Partners IV(a)(b)	North America	122,757	147,132
MENA Coinvestment, L.P.(a)	Middle East/North Africa	388,184	246,533

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2019

Investment Funds (91.47%) (Continued)	Geographic Region	Cost	Fair Value
Mexico Coinvestment, L.P.(a)(b)	North America	$24	$1,751
Neoma Private Equity Fund IV, L.P.(a)(b)	Middle East/North Africa	7,543,083	4,266,992
New Enterprise Associates 9, L.P.(a)(b)	North America	13,585	67,520
Newport Global Opportunities Fund, L.P.(a)(b)	North America	23,001,201	20,557,309
Passero 18, L.P.(a)	North America	19,731,325	22,854,700
PIMCO Bravo Fund Onshore Feeder I, L.P.(a)(b)	North America	—	60,956
PIMCO Bravo Fund, L.P.(a)(b)	North America	—	480,883
Riverside Micro-Cap Fund III, L.P.(a)(b)	North America	11,007,806	14,469,856
Riverstone Global Energy and Power Fund V, L.P.(a)	North America	17,381,823	9,900,323
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)	North America	8,235,563	4,290,223
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)	North America	1,913,026	2,005,902
SCP Private Equity Fund I, L.P.(a)(b)	North America	334,070	397,362
SCP Real Assets Fund I, L.P.(a)(b)	North America	40,712	53,530
Sevin Rosen Fund VIII, L.P.(a)(b)	North America	—	8,975
Strategic Value Global Opportunities Feeder Fund 1-A, L.P.(a)(b)	North America	1,832,025	3,923,535
Strategic Value Global Opportunities Fund 1-A, L.P.(a)(b)	North America	122,510	257,515
Strategic Value Global Opportunities Master Fund, L.P.(a)(b)	North America	—	74,928
Strategic Value Special Situations Feeder Fund, LP(a)(b)	North America	3,203,390	14,687,761
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	275,740	1,231,578
Styx International, Ltd. Series 1(a)(b)	North America	516,440	586,148
Styx International, Ltd. Series 4(a)(b)	North America	243,504	276,372
Styx International, Ltd. Series 5(a)(b)	North America	112,777	128,000
SVRF (Offshore) Holdings, Ltd.(a)(b)	North America	23,928	28,272
Varde Investment Partners, L.P.(a)(b)	North America	—	273
VIP I CF L.P.(a)	Europe	11,582,701	11,503,130
Warburg Pincus China, L.P.(a)	Asia/Pacific	7,312,985	7,988,241
Warburg Pincus Energy, L.P.(a)	North America	2,566,189	3,240,392
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	46,368,850	45,154,148
Warrior Buyer Holdings, LLC(a)(b)	North America	41,272,923	61,117,288
WLR Recovery IV, L.P.(a)(b)	North America	2,079,342	12,732,581
Total Secondary Investments		416,549,630	440,264,179
Total Investment Funds		$949,164,639	$1,017,644,969

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2019

Direct Investments (0.23%)	Geographic Region	Shares/Par Value	Cost	Fair Value
Interlink Maritime Corp.(b)(c)	North America	80,000	$3,000,000	$2,526,596
Total Direct Investments			$3,000,000	$2,526,596

Short-Term Investments (10.45%)
Money Market Funds (10.45%)
Dreyfus Cash Management, Class I, 2.05%(d)	$14,824,693	$14,906,510
Fidelity Institutional Prime Money Market Portfolio, Class I, 1.89%(d)	38,118,240	38,118,239
Goldman Sachs Financial Square Money Market Fund, Class I, 2.11%(d)	14,735,852	14,906,510
JPMorgan Prime Money Market Fund, Class I, 2.13%(d)	14,827,913	14,906,511
Morgan Stanley Institutional Liquidity Fund, Class I, 1.82%(d)	3,643,507	3,643,507
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 1.94%(d)	14,772,514	14,906,511
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 1.95%(d)	14,799,414	14,906,511
Total Money Market Funds	115,722,133	116,294,299
Total Short-Term Investments	$115,722,133	$116,294,299

Total Investments (102.15%)	$1,067,886,772	$1,136,465,864
Liabilities in excess of other assets (-2.15%)		(23,888,747)
Net Assets (100.00%)		$1,112,577,117

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

(b)	Non-income producing security.

(c)	Level 3 securities fair valued under procedures established by the Board of Directors, represent 0.22% of Net Assets. The total value of these securities is $2,526,596.

(d)	The rate shown is the annualized 7-day yield as of September 30, 2019.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2019

Investments as of September 30, 2019

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	15.96%
Primary Investments	35.94%
Secondary Investments	39.57%
Total Investment Funds	91.47%
Direct Investments	0.23%
Short-Term Investments
Money Market Fund	10.45%
Total Investments	102.15%
Liabilities in excess of other assets	(2.15%)
Total Net Assets	100.00%

See accompanying Notes Consolidated to Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2019

Assets
Investments, at fair value (Cost $1,067,886,772)	$1,136,465,864
Receivable for distributions from Investment Funds	96,936
Interest receivable	41,626
Dividend receivable	531,670
Capital contributions receivable, due from Feeder	5,311,300
Prepaid expenses and other assets	81,451
Total Assets	1,142,528,847

Liabilities
Payable for shares repurchased, due to Feeder	25,004,245
Payable for contributions to Investment Funds, not yet settled	780,703
Payable to Adviser	3,397,815
Professional fees payable	217,056
Accounting and administration fees payable	550,610
Accounts payable and other accrued expenses	1,301
Total Liabilities	29,951,730
Net Assets	$1,112,577,117

Composition of Net Assets
Paid-in capital	$790,454,003
Total distributable earnings	322,123,114
Net Assets	$1,112,577,117

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Period Ended September 30, 2019

Investment Income
Dividend income	$6,211,180
Interest income	1,500,392
Investment Income	7,711,572

Expenses
Management fee	6,770,185
Accounting and administration fees	550,610
Professional fees	392,692
Directors’ and Officer fees	55,550
Custody fees	33,274
Insurance expense	20,441
Other fees	101,228
Net Expenses	7,923,980

NET INVESTMENT LOSS	(212,408)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments	5,654,917
Foreign currency	(89,084)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,057,754
Foreign currency	(73)
Income tax expense	42,754
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities	16,666,268

Net Increase in Net Assets Resulting from Operations	$16,453,860

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(212,408)	$15,129,276
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	5,565,833	33,405,171
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	11,100,435	(3,506,098)
Net Change in Net Assets Resulting from Operations	16,453,860	45,028,349

Change in Net Assets Resulting from Capital Transactions
Capital contributions	34,403,710	76,354,288
Capital withdrawals	(46,345,729)	(58,252,501)
Net Change in Net Assets Resulting from Capital Transactions	(11,942,019)	18,101,787

Total Net Increase in Net Assets	4,511,841	63,130,136

Net Assets
Beginning of period	1,108,065,276	1,044,935,140
End of period	$1,112,577,117	$1,108,065,276

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Period Ended September 30, 2019

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$16,453,860
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(5,654,917)
Net change in unrealized appreciation/(depreciation) on investments	(11,057,754)
Purchase of Investment Funds	(69,328,800)
Proceeds from sales of Investment Funds	31,438,101
Net sales of short-term investments	30,470,044
(Increase)/Decrease in assets:
Receivable for distributions from Investment Funds	6,976,856
Interest receivable	417,586
Dividend receivable	(395,380)
Prepaid expenses and other assets	21,026
Increase/(Decrease) in liabilities:
Payable to Adviser	(33,734)
Professional fees payable	75,395
Deferred tax liability	(1,834,618)
Accounting and administration fees payable	384,169
Accounts payable and other accrued expenses	(4,364)
Net Cash Used in Operating Activities	(2,072,530)

Cash Flows From Financing Activities
Proceeds from capital contributions, including capital contributions received in advance	27,216,119
Payments for shares repurchased	(33,828,322)
Net Cash Provided by Financing Activities	(6,612,203)

Net change in cash	(8,684,733)
Cash, beginning of year*	8,684,733
Cash, end of year	$—

*	Includes cash denominated in foreign currencies.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2019		For the Years Ended March 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net Assets:
Net assets, end of period (in thousands)	$1,112,577		$1,108,065	$1,044,935	$954,287	$807,184	$624,480

Ratios/Supplemental Data:
Net investment income/(loss) (1)	(0.01	%)(2)	1.38%	0.38%	(0.32%)	(0.86%)	(1.02%)
Gross Expenses (3)	1.40	%(2)	1.36%	1.37%	1.44%	1.38%	1.39%
Expense Recoupment/(Waiver)	—	%(2)	—	—	—	—	0.05%
Net Expenses (4)	1.40	%(2)	1.36%	1.37%	1.44%	1.38%	1.44%
Portfolio turnover rate	2.15	%(5)	5.59%	0.35%	0.00%	0.00%	0.00%
Total Return (6)	1.47	%(5)	4.27%	10.98%	11.45%	0.54%	8.01%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Company invests.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Advisor.

(4)

Included in the above ratio are other expenses of 0.20% as of September 30, 2019, 0.16% as of March 31, 2019, 0.17% as of March 31, 2018, 0.44% as of March 31, 2017, 0.18% as of March 31, 2016 and 0.24% as of March 31, 2015.

(5)	Not annualized.

(6)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2019

1.	ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates (“Carlyle”), with an emphasis on private equity funds. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Fund’s private equity investments, therefore, generally will consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Fund’s net asset value.

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2019, the Feeder Fund owns 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. For the period ended September 30, 2019, the total income tax benefit of $42,754 is included in the Consolidated Statement of Operations. As of September 30, 2019, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax-year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2019, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2019, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at net asset value per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiary, CPG TCG, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Fund. CPG TCG is used when the Master Fund has determined that owning certain investment funds within a domestic limited partnership structure would not be beneficial. As of September 30, 2019 the total value of investment held in the subsidiary is $8,718,733, or approximately 0.78% of the Fund’s net assets.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in investment funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

3.	PORTFOLIO VALUATION (continued)

The Net Asset Value (“NAV”) of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments
Primary Investments	$—	$—	$—	—
Secondary Investments	—	—	—	—
Co-Investments	—	—	—	—
Direct Investments	—	—	2,526,596	2,526,596
Short-term investments	—	116,294,299	—	116,294,299
Total	$—	$116,294,299	$2,526,596	$118,820,895

The Master Fund held Investment Funds with a fair value of $1,017,644,969, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2019, as investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

3.	PORTFOLIO VALUATION (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2019	$2,466,596	$2,466,596
Purchases	—	—
Sales	—	—
Realized Gain	—	—
Change in Unrealized Appreciation	60,000	60,000
Transfer In	—	—
Transfers Out	—	—
Balance as of September 30, 2019	$2,526,596	$2,526,596

The amount of the net unrealized appreciation for the period ended September 30, 2019 relating to investments in Level 3 assets still held as of September 30, 2019 is 60,000.

A listing of the unfunded commitments held by the Master Fund and their attributes, as of September 30, 2019, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$559,270,046	$544,300,710	Up to 10 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	245,856,566	78,854,632	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	215,044,953	106,000,706	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2019, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the Adviser a quarterly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2019, the Adviser earned $6,770,185 of Management Fee which is included in the Consolidated Statement of Operations, of which $3,387,578 was payable as of September 30, 2019 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Effective January 1, 2019, each member of the Board who is not an “interested person” of the Master Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2019 was $36,285, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

During the period ended September 30, 2019, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $19,265, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and CPG TCG, and are registered representatives of Foreside Fund Services, LLC.

5.	ADMINISTRATION AND CUSTODIAN FEES

ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. Prior to July 20, 2019, UMB Fund Services, Inc. served as administrator to the Master Fund. For their services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2019, the total administration fees were $550,610 which is included in Accounting and administration fees in the Consolidated Statement of Operations, all of which was payable as of September 30, 2019 and is included in Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

6.	INVESTMENTS

For the period ended September 30, 2019, total purchases and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $69,328,800 and $21,445,109, respectively.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9.	CAPITAL CONTRIBUTIONS AND COMMITMENTS

As of September 30, 2019, the Master Fund had outstanding investment commitments to Investment Funds totaling $729,156,048. Nine Investment Funds have commitments denominated in Euros and one Investment Fund has commitments denominated in Japanese Yen. As of September 30, 2019, the unfunded commitments for these Investment Funds totaled €125,567,404 and ¥568,635,295, respectively. As of September 30, 2019, the exchange rate used for the conversion was 1.0982 USD/EUR and 106.383 JPY/USD, respectively. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

10.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2019

11.	CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $50,000,000 which is secured by certain interests in Investment Funds. A fee of 0.25% per annum is payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Eurodollar Rate Loans the ICE LIBOR Rate plus 2.00% and in the case of Prime Rate Loans the rate of interest per annum publicly announced or determined from time to time by Signature Bank as its prime rate in effect. For the period ended September 30, 2019, the Master Fund did not borrow under the Facility.

12.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2019 have been evaluated through the date the financial statements were issued. During this period, capital contributions into the Master Fund for October 1, 2019 and November 1, 2019, equaled $5,311,300 and $2,818,995, respectively. There were no events or material transactions through the date the financial statements were issued.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)
September 30, 2019

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which has replaced Form N-Q. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s previous Form N-Q and Form N-PORT filings include a complete schedule of the Master Fund’s portfolio holdings as of the end of those fiscal quarters. The Master Fund’s Form N-Q and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2019

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 9, 2019

*	Print the name and title of each signing officer under his or her signature.